Income taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax loss carryforwards	$ 149,081	$ 140,106
Purchase price allocation adjustment	11,298	11,305
Property and equipment, tax inflation	44,785	39,691
Tax Inflation adjustment	(2,689)	(6,671)
Other accrued payroll and other liabilities	49,080	25,340
Share-based compensation	2,340	1,623
Provision for contingencies, bad debts and obsolescence	4,919	9,557
Other deferred tax assets	29,162	28,448
Other deferred tax liabilities	(5,642)	(5,057)
Leases	20,567	13,330
Property and equipment - difference in depreciation rates	(17,446)	(10,801)
Valuation allowance	(201,414)	(186,239)
Net deferred tax asset	84,041	60,632
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	518,512
Brazil
Operating Loss Carryforwards [Line Items]
Deferred tax assets, leases	210,181	63,526
Deferred tax liabilities, leases	189,614	50,196
Brazil, Mexico, Panama and Colombia
Operating Loss Carryforwards [Line Items]
Provision for regular expenses	8,856	$ 13,055
Expire Between 2023 and 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	150,985
Expiring After 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	119,667
Do Not Expire
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 247,860